Description of Business and Organization - Schedule of Details of Company's Subsidiary (Details) (10-K)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Parent Company [Member]
Company name	Phoenix Plus Corp.	Phoenix Plus Corp.
Place and date of incorporation	Labuan / January 4, 2019	Labuan / January 4, 2019
Particulars of issued capital	100 share of ordinary share of US$1 each	100 share of ordinary share of US$1 each
Principal activities	Investment holding	Investment holding
Phoenix Plus International Limited [Member]
Company name	Phoenix Plus International Limited	Phoenix Plus International Limited
Place and date of incorporation	Hong Kong / March 19, 2019	Hong Kong / March 19, 2019
Particulars of issued capital	1 ordinary share of HKD$1 each	1 ordinary share of HKD$1
Principal activities	Providing technical consultancy on solar power system and consultancy on green energy solution	Providing technical consultancy on solar power system and consultancy on green energy solution